INTANGILE ASSETS AND GOODWILL - Summary of Movement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		$ 414,674,000	$ 210,723,000
Ending balance	$ 473,957,000	473,957,000	414,674,000	$ 210,723,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		485,282,000	262,383,000
Ending balance	547,941,000	547,941,000	485,282,000	262,383,000
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization		(6,762,000)	(4,633,000)	(2,600,000)
Impairment		(67,222,000)	(65,975,000)	(49,060,000)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		30,000	33,000
Ending balance	30,000	30,000	30,000	33,000
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		32,000	35,000
Ending balance	30,000	30,000	32,000	35,000
Goodwill | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization		0	0	0
Impairment		0	(2,000)	(2,000)
Assets under construction
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		408,193,000	207,142,000
Ending balance	455,865,000	455,865,000	408,193,000	207,142,000
Assets under construction | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		473,841,000	256,200,000
Ending balance	522,801,000	522,801,000	473,841,000	256,200,000
Assets under construction | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization		0	0	0
Impairment	(8,938,226)	(66,936,000)	(65,648,000)	(49,058,000)
Patent, trademarks and other rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		74,000	471,000
Ending balance	62,000	62,000	74,000	471,000
Patent, trademarks and other rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		568,000	573,000
Ending balance	510,000	510,000	568,000	573,000
Patent, trademarks and other rights | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization		(162,000)	(169,000)	(102,000)
Impairment		(286,000)	(325,000)	0
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		6,377,000	3,077,000
Ending balance	18,000,000	18,000,000	6,377,000	3,077,000
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		10,841,000	5,575,000
Ending balance	$ 24,600,000	24,600,000	10,841,000	5,575,000
Software | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization		(6,600,000)	(4,464,000)	(2,498,000)
Impairment		$ 0	$ 0	$ 0